INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventory as of December 31, 2024 and 2023 consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Raw materials	$1,293,051	$1,447,850
Work-in-process(i)	20,660	17,552
Semi-finished goods(ii)	632,670	2,391,380
Finished goods	609,516	899,839
Inventory, subtotal	2,555,897	4,756,621
Less: inventory impairment provision	(1,127,700)	(1,942,922)
Inventory, net	$1,428,197	$2,813,699

(i)	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.

(ii)	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.

Movement of inventory impairment provision is as below:

	For the Years Ended December 31,
	2024	2023	2022
Balance at beginning of the year	$1,942,922	$1,810,384	1,617,467
Addition	483,992	1,506,422	1,544,475
Deletion*	(1,257,111)	(1,321,709)	(1,220,673)
Exchange difference	(42,103)	(52,175)	(130,885)
Balance at end of the year	$1,127,700	$1,942,922	$1,810,384

*	Inventory with impairment provision in the earlier period was sold for the years ended of December 31, 2024, 2023 and 2022.